PROPERTY, PLANT AND EQUIPMENT - 10K (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 487.0		$ 462.5
Accumulated depreciation and amortization	(271.7)		(250.5)		$ (286.3)
Property, plant and equipment, net	215.3	[1]	212.0		$ 216.8
Depreciation	37.0		36.9	$ 25.2
Land and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10.7		11.7
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	84.7		83.9
Machinery, equipment and capital leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	213.0		198.7
Office furniture, fixtures and capitalized software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	118.1		104.2
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	29.0		28.1
Construction-in-progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 31.5		$ 35.9

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.